8. EQUIPMENT: Schedule of Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Equipment

	Office Furniture and Equipment	Computer equipment and Systems	Laboratory Equipment	Leasehold Improvements	Total
Cost	$	$	$	$	$
Balance, December 31, 2015	1,702	-	36,822	24,182	62,706
Additions	369	3,898	2,074	-	6,341
Balance, December 31, 2016	2,071	3,898	38,896	24,182	69,047
Acquired assets	1,636	62,972	-	-	64,608
Additions	3,784	-	-	-	3,784
Balance, December 31, 2017	7,491	66,870	38,896	24,182	137,439
Accumulated Amortization
Balance, December 31, 2015	759	-	12,449	10,153	23,361
Amortization	330	1,151	7,085	6,103	14,669
Balance, December 31, 2016	1,089	1,151	19,534	16,256	38,030
Amortization	523	979	5,808	2,378	9,688
Balance, December 31, 2017	1,612	2,130	25,342	18,634	47,718
Carrying value
As at December 31, 2016	982	2,747	19,362	7,926	31,017
As at December 31, 2017	5,879	64,740	13,554	5,548	89,721